UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY (Address of principal executive offices)	12207-1002 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
		March 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
194,500	Air Transport Services Group, Inc. *	$ 1,793,290	2.16%

Computer Communications Equipment
400,000	Extreme Networks, Inc. *	1,264,000
73,800	QLogic Corp. *	1,087,812
		2,351,812	2.83%

Construction - Special Trade Contractors
82,200	Matrix Service Co. *	1,443,432	1.74%

Crude Petroleum & Natural Gas
312,800	PetroQuest Energy Inc. *	719,440
51,900	Stone Energy Corporation *	761,892
		1,481,332	1.78%

Deep Sea Foreign Transportation of Freight
117,100	Ardmore Shipping Corporation (Ireland)	1,179,197	1.42%

Electrical Work
44,600	EMCOR Group Inc.	2,072,562	2.50%

Footwear (No Rubber)
15,000	Iconix Brand Group, Inc. *	505,050	0.61%

Heavy Construction Other Than Building Construction - Contractors
39,500	Granite Construction Incorporated	1,388,030	1.67%

Household Furniture
40,000	La-Z-Boy Incorporated	1,124,400	1.35%

Industrial Organic Chemicals
29,200	Sensient Technologies Corp.	2,011,296	2.42%

Laboratory Analytical Instruments
35,600	PerkinElmer Inc.	1,820,584	2.19%

Metal Forgings & Stampings
9,300	Park-Ohio Holdings Corp.	489,831	0.59%

Miscellaneous Electrical Machinery, Equipment & Supplies
164,500	Electro Scientific Industries, Inc.	1,016,610	1.22%

Motor Vehicles & Passenger Car Bodies
100,000	Federal Signal Corporation	1,579,000	1.90%

Motor Vehicle Parts & Accessories
44,600	Tower International, Inc. *	1,186,360
12,000	Visteon Corporation *	1,156,800
		2,343,160	2.82%

National Commercial Banks
46,000	First Merchants Corporation	1,082,840
65,700	National Bank Holdings Corporation	1,235,817
		2,318,657	2.79%

Photographic Equipment & Supplies
50,000	Avid Technology, Inc. *	745,000	0.90%

Radio & TV Broadcasting & Communications Equipment
120,000	Mitel Networks Corporation * (Canada)	1,220,400	1.47%

Retail - Apparel & Accessory Stores
125,900	Express Inc. *	2,081,127
37,100	The Men's Wearhouse, Inc.	1,936,620
		4,017,747	4.84%

Retail - Family Clothing Stores
121,700	American Eagle Outfitters, Inc.	2,078,636	2.50%

Retail - Retail Stores, NEC
32,900	IAC/InterActiveCorp.	2,219,763
60,000	Kirkland's, Inc. *	1,425,000
		3,644,763	4.39%

Retail - Shoe Stores
39,000	Foot Locker, Inc.	2,457,000	2.96%

Retail - Women's Clothing Stores
340,000	New York & Company, Inc. *	850,000	1.02%

Rubber & Plastics Footwear
15,000	Deckers Outdoor Corporation *	1,093,050	1.32%

Savings Institution, Federally Chartered
51,800	LegacyTexas Financial Group, Inc.	1,177,414
209,242	United Financial Bancorp	2,600,878
		3,778,292	4.55%

Semiconductors & Related Devices
52,900	Kulicke & Soffa Industries Inc. * (Singapore)	826,827
67,300	Microsemi Corporation *	2,382,420
29,300	Qorvo, Inc. *	2,335,210
		5,544,457	6.68%

Services - Business Services
182,000	Premiere Global Services Inc. *	1,739,920	2.10%

Services - Business Services, NEC
36,200	Rightside Group, Ltd. *	367,430	0.44%

Services - Computer Integrated Systems Design
100,000	Allscripts Healthcare Solutions, Inc. *	1,196,000
88,900	Convergys Corp.	2,033,143
		3,229,143	3.89%

Services - Computer Processing & Data Preparation
36,200	Demand Media, Inc. *	207,064	0.25%

Services - Help Supply Services
77,700	Kforce Inc.	1,733,487	2.09%

Services - Hospitals
28,400	Magellan Health Services Inc. *	2,011,288
30,900	MEDNAX, Inc. *	2,240,559
		4,251,847	5.12%

Services - Motion Picture Theaters
80,800	Regal Entertainment Group Class A	1,845,472	2.22%

Services - Personal Services
20,000	Steiner Leisure Limited * (Bahamas)	948,000	1.14%

Special Industry Machinery, NEC
169,700	Brooks Automation, Inc.	1,973,611	2.38%

State Commercial Banks
36,900	Banner Corporation	1,693,710
40,000	Renasant Corporation	1,202,000
		2,895,710	3.50%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
70,000	Commercial Metals Company	1,133,300	1.36%

Telegraph & Other Message Communications
34,300	j2 Global, Inc.	2,252,824	2.71%

Transportation Services
24,800	GATX Corp.	1,437,904	1.73%

Trucking (No Local)
159,323	Quality Distribution, Inc. *	1,645,807	1.98%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
30,000	Aegean Marine Petroleum Network Inc.	431,100	0.52%

Total for Common Stocks (Cost 53,514,363)		$ 76,440,207	92.05%

REAL ESTATE INVESTMENT TRUSTS
47,300	Blackstone Mortgage Trust, Inc. - Class A	1,341,901
41,975	Gramercy Property Trust Inc.	1,178,238
26,500	Mid-America Apartment Communities Inc.	2,047,655
27,500	PennyMac Mortgage Investment Trust	585,475
Total for Real Estate Investment Trusts (Cost $3,576,775)		5,153,269	6.21%

MONEY MARKET FUNDS
1,012,844	SEI Daily Income Treasury Government CL B 0.02%**	1,012,844	1.22%
(Cost $1,012,844)

Total Investment Securities		82,606,320	99.48%
	(Cost $58,103,982)

Other Assets in Excess of Liabilities		428,074	0.52%

Net Assets		$ 83,034,394	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2015.

See accompanying notes to Schedules of Investments

Paradigm Select Fund
		Schedule of Investments
		March 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
1,825	Triumph Group, Inc.	$ 108,989	1.66%

Aircraft Parts & Auxiliary Equipment, NEC
1,250	Ducommun Incorporated *	32,375	0.49%

Chemical & Allied Products
1,325	Innospec Inc.	61,467
1,775	Olin Corp.	56,871
		118,338	1.80%

Computer Communications Equipment
7,700	Brocade Communications Systems, Inc.	91,360	1.39%

Construction - Special Trade Contractors
5,050	Matrix Service Co. *	88,678	1.35%

Crude Petroleum & Natural Gas
3,200	Approach Resources Inc. *	21,088
10,875	PetroQuest Energy Inc. *	25,013
2,900	Stone Energy Corporation *	42,572
775	Whiting Petroleum Corp. *	23,947
		112,620	1.72%

Electrical Work
1,650	EMCOR Group Inc.	76,676	1.17%

Electromedical & Electrotherapeutic Apparatus
4,650	Masimo Corporation *	153,357	2.34%

Electronic Computers
3,000	Cray Inc. *	84,240	1.28%

Fire, Marine & Casualty Insurance
170	Alleghany Corporation *	82,790
1,450	American Financial Group Inc.	93,017
2,350	Aspen Insurance Holdings Limited (Bermuda)	110,991
1,725	Montpelier Re Holdings Ltd. (Bermuda)	66,309
		353,107	5.38%

Footwear (No Rubber)
3,000	Brown Shoe Company, Inc.	98,400	1.50%

Household Furniture
4,600	La-Z-Boy Incorporated	129,306	1.97%

Industrial Organic Chemicals
1,550	Sensient Technologies Corporation	106,764
1,275	Westlake Chemical Corp.	91,723
		198,487	3.02%

Instruments For Measurement & Testing of Electricity & Electric Signals
5,725	Teradyne, Inc.	107,916	1.64%

Laboratory Analytical Instruments
2,775	PerkinElmer Inc.	141,913	2.16%

Miscellaneous Business Credit Institution
1,800	PHH Corporation *	43,506	0.66%

Miscellaneous Manufacturing Industries
2,725	Hillenbrand, Inc.	84,121	1.28%

Mortgage Bankers & Loan Correspondents
2,625	Walter Investment Management Corp. *	42,394	0.65%

Motor Vehicle Parts & Accessories
119	Remy International, Inc.	2,643
800	Visteon Corporation *	77,120
		79,763	1.22%

Periodicals: Publishing or Publishing & Printing
4,750	Rovi Corporation *	86,497	1.32%

Petroleum Refining
2,550	Delek US Holdings, Inc.	101,363
2,125	Western Refining, Inc.	104,954
		206,317	3.15%

Plastics Products
1,450	AptarGroup Inc.	92,104	1.40%

Printed Circuit Boards
4,350	Jabil Circuit, Inc.	101,703	1.55%

Retail - Apparel & Accessory Stores
6,200	Express Inc. *	102,486
2,025	The Men's Wearhouse, Inc.	105,705
		208,191	3.17%

Retail - Family Clothing Stores
7,700	American Eagle Outfitters, Inc.	131,516	2.00%

Retail - Radio, TV & Consumer Electronics Stores
2,750	Best Buy Co., Inc.	103,922	1.58%

Retail - Retail Stores, NEC
1,825	IAC/InterActiveCorp.	123,133	1.88%

Retail - Shoe Stores
2,025	Foot Locker, Inc.	127,575	1.94%

Rolling Drawing & Extruding of Nonferrous Metals
5,000	RTI International Metals, Inc. *	179,550	2.74%

Rubber & Plastics Footwear
800	Deckers Outdoor Corporation *	58,296	0.89%

Semiconductors & Related Devices
4,350	Kulicke & Soffa Industries Inc. * (Singapore)	67,990
4,100	Marvell Technology Group Ltd. (Bermuda)	60,270
4,600	Microsemi Corporation *	162,840
1,800	Skyworks Solutions, Inc.	176,922
1,900	Qorvo, Inc. *	151,430
		619,452	9.45%

Services - Auto Rental & Leasing
800	Ryder System, Inc.	75,912	1.16%

Services - Business Services
6,875	Premiere Global Services Inc. *	65,725	1.00%

Services - Computer Integrated Systems Design
6,600	Allscripts Healthcare Solutions, Inc. *	78,936
4,300	Convergys Corp.	98,341
4,400	Datalink Corporation *	52,976
		230,253	3.51%

Services - Help Supply Services
3,200	Kelly Services, Inc. - Class A	55,808
4,850	Kforce Inc.	108,204
		164,012	2.50%

Services - Hospitals
1,850	Magellan Health Services Inc. *	131,017
1,600	MEDNAX, Inc. *	116,016
		247,033	3.76%

Services - Motion Picture Theaters
5,325	Regal Entertainment Group Class A	121,623	1.85%

Services - Prepackaged Software
3,000	Progress Software Corporation *	81,510	1.24%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
5,000	Commercial Metals Company	80,950	1.23%

Surgical & Medical Instruments & Apparatus
3,900	Globus Medical, Inc. *	98,436
2,700	NuVasive, Inc. *	124,173
		222,609	3.39%

Telegraph & Other Message Communications
2,175	j2 Global, Inc.	142,854	2.18%

Telephone & Telegraph Apparatus
5,800	Fabrinet * (Thailand)	110,142
6,975	Polycom, Inc. *	93,465
		203,607	3.10%

Title Insurance
2,225	Fidelity National Financial, Inc.	81,791
800	Fidelity National Financial Ventures, Inc. *	11,280
		93,071	1.42%

Transportation Services
1,450	GATX Corporation	84,071	1.28%

Wholesale - Computers & Peripheral Equipment & Software
1,500	SYNNEX Corporation	115,875	1.77%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
2,000	EnerSys	128,480	1.96%

Wholesale - Lumber & Other Construction Materials
1,375	Boise Cascade Holdings, L.L.C. *	51,508	0.78%

Total for Common Stocks (Cost $4,165,679)		$ 6,292,895	95.88%

REAL ESTATE INVESTMENT TRUSTS
1,575	Mid-America Apartment Communities Inc.	121,700	1.86%
Total for Real Estate Investment Trusts (Cost $84,655)

MONEY MARKET FUNDS
151,501	SEI Daily Income Treasury Government CL B 0.02%**	151,501	2.31%
(Cost $151,501)

Total Investment Securities		6,566,096	100.05%
	(Cost $4,401,835)

Liabilities in Excess of Other Assets		(3,127)	-0.05%

Net Assets		$ 6,562,969	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2015.

                                     See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund
		Schedule of Investments
		March 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
2,000	Triumph Group, Inc.	$ 119,440	1.65%

Computer Communications Equipment
23,050	Emulex Corporation *	183,708	2.54%

Construction - Special Trade Contractors
8,600	Matrix Service Co. *	151,016	2.09%

Crude Petroleum & Natural Gas
10,500	Midstates Petroleum Company, Inc. *	8,925
20,425	PetroQuest Energy Inc. *	46,978
5,875	Stone Energy Corporation *	86,245
		142,148	1.96%

Electrical Work
2,825	EMCOR Group Inc.	131,278	1.81%

Gold and Silver Ores
10,275	First Majestic Silver Corp * (Canada)	55,588	0.77%

Industrial Organic Chemicals
2,650	Sensient Technologies Corporation	182,532	2.52%

Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	133,364	1.84%

Laboratory Analytical Instruments
2,725	PerkinElmer Inc.	139,356	1.93%

Metal Forgings & Stampings
1,400	Park-Ohio Holdings Corp.	73,738	1.02%

Miscellaneous Electrical Machinery, Equipment & Supplies
22,300	Electro Scientific Industries, Inc.	137,814	1.91%

Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	169,785	2.35%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,950	Symmetry Medical, Inc. *	21,623	0.30%

Periodicals: Publishing or Publishing & Printing
8,550	Rovi Corporation *	155,696	2.15%

Retail - Apparel & Accessory Stores
9,475	Express Inc. *	156,622
4,375	The Men's Wearhouse, Inc.	228,375
		384,997	5.32%

Retail - Department Stores
1,400	Dillard's, Inc. - Class A	191,114	2.64%

Retail - Family Clothing Stores
11,700	American Eagle Outfitters, Inc.	199,836	2.76%

Retail - Retail Stores, NEC
3,350	IAC/InterActiveCorp.	226,025	3.12%

Retail - Shoe Stores
4,125	Foot Locker, Inc.	259,875	3.59%

Rolling Drawing & Extruding of Nonferrous Metals
8,575	RTI International Metals, Inc. *	307,928	4.26%

Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	100,423
4,600	Marvell Technology Group Ltd. (Bermuda)	67,620
9,200	Microsemi Corporation *	325,680
3,975	Skyworks Solutions, Inc.	390,703
4,500	Qorvo, Inc. *	358,650
		1,243,076	17.19%

Services - Business Services
13,025	Premiere Global Services Inc. *	124,519	1.72%

Services - Business Services, NEC
2,035	Rightside Group, Ltd. *	20,655	0.29%

Services - Computer Integrated Systems Design
8,850	Convergys Corp.	202,399	2.80%

Services - Computer Processing & Data Preparation
2,035	Demand Media, Inc. *	11,640	0.16%

Services - Hospitals
3,150	Magellan Health Services Inc. *	223,083
2,050	MEDNAX, Inc. *	148,645
		371,728	5.14%

Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	262,089	3.62%

Services - Prepackaged Software
6,700	Progress Software Corporation *	182,039	2.52%

Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	105,220	1.45%

Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	204,979	2.83%

Telegraph & Other Message Communications
4,175	j2 Global, Inc.	274,214	3.79%

Telephone & Telegraph Apparatus
10,900	Polycom, Inc. *	146,060	2.02%

Total for Common Stocks (Cost $4,184,060)		$ 6,515,479	90.06%

REAL ESTATE INVESTMENT TRUSTS
3,275	Mid-America Apartment Communities Inc.	253,059
Total for Real Estate Investment Trusts (Cost $144,206)		253,059	3.50%

MONEY MARKET FUNDS
496,052	SEI Daily Income Treasury Government CL B 0.02%**	496,052	6.86%
(Cost $496,052)

Total Investment Securities		7,264,590	100.42%
	(Cost $4,824,318)

Liabilities in Excess of Other Assets		(30,270)	-0.42%

Net Assets		$ 7,234,320	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2015.

                                    See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund
		Schedule of Investments
		March 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
20,200	Ducommun Incorporated *	$ 523,180	1.84%

Computer Communications Equipment
250,000	Extreme Networks, Inc. *	790,000	2.78%

Electromedical & Electrotherapeutic Apparatus
120,000	Synergetics USA, Inc. *	646,800	2.27%

Electronic Components & Accessories
80,000	Silicon Image, Inc. *	695,200	2.44%

Electronic Computers
20,000	Omnicell, Inc. *	702,000	2.47%

Footwear (No Rubber)
30,000	Brown Shoe Company, Inc.	984,000	3.46%

Household Furniture
30,000	La-Z-Boy Incorporated	843,300	2.97%

Instruments for Measuring & Testing of Electricity & Electric Signals
100,000	Xcerra Corporation *	889,000	3.13%

Miscellaneous Manufacturing Industries
200,000	Summer Infant, Inc. *	540,000	1.90%

Motor Vehicles & Passenger Car Bodies
50,000	Federal Signal Corporation	789,500	2.78%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	691,600	2.43%

Paper Mills
20,000	KapStone Paper and Packaging Corporation	656,800	2.31%

Pharmaceutical Preparations
60,000	Nature's Sunshine Products	787,200	2.77%

Photographic Equipment & Supplies
60,000	Avid Technology, Inc. *	894,000	3.14%

Printed Circuit Boards
110,000	TTM Technologies, Inc. *	991,100	3.49%

Radio & TV Broadcasting & Communications Equipment
110,000	Mitel Networks Corporation * (Canada)	1,118,700	3.93%

Retail - Apparel & Accessory Stores
260,000	Pacific Sunwear of California, Inc. *	717,600	2.52%

Retail - Family Clothing Stores
40,000	Stage Stores, Inc.	916,800	3.22%

Retail - Retail Stores, NEC
40,000	Kirkland's, Inc. *	950,000	3.34%

Retail - Women's Clothing Stores
360,000	New York & Company, Inc. *	900,000	3.16%

Semiconductors & Related Devices
80,000	EMCORE Corporation *	435,200
400,000	Entropic Communications, Inc. *	1,184,000
60,000	Lattice Semiconductors Corporation *	380,400
80,000	Ultra Clean Holdings, Inc. *	572,000
		2,571,600	9.05%

Services - Computer Integrated Systems Design
80,000	Allscripts Healthcare Solutions, Inc. *	956,800
70,000	Datalink Corporation *	842,800
		1,799,600	6.33%

Services - Equipment Rental & Leasing, NEC
73,100	Mitcham Industries, Inc. *	336,260	1.18%

Services - Management Services
140,000	Accretive Health, Inc. *	809,200	2.85%

Services - Personal Services
20,000	Steiner Leisure Limited * (Bahamas)	948,000	3.33%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	789,150	2.78%

Special Industry Machinery, NEC
250,000	Mattson Technology, Inc. *	985,000	3.46%

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
40,000	Commercial Metals Company	647,600	2.28%

Steel Works, Blast Furnaces & Rolling & Finishing Materials
40,000	Insteel Industries, Inc.	865,200	3.04%

Surgical & Medical Instruments & Apparatus
400,000	Alphatec Holdings, Inc. *	580,000
30,000	Globus Medical, Inc. - Class A *	757,200
		1,337,200	4.70%

Telephone & Telegraph Apparatus
100,000	Shoretel, Inc. *	682,000	2.40%

Total for Common Stocks (Cost $23,956,486)		$ 27,797,590	97.75%

MONEY MARKET FUNDS
712,977	SEI Daily Income Treasury Government CL B 0.02%**	712,977	2.51%
(Cost $712,977)

Total Investment Securities		28,510,567	100.26%
	(Cost $24,669,463)

Liabilities in Excess of Other Assets		(74,371)	-0.26%

Net Assets		$ 28,436,196	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2015.

                                     See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2015 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$58,103,982	$4,824,318	$4,401,835
Gross Unrealized Appreciation	$29,140,800	$2,806,782	$2,367,827
Gross Unrealized Depreciation	($4,638,462)	($366,510)	($203,566)
Net Unrealized Appreciation
(Depreciation) on Investments	$24,502,338	$2,440,272	$2,164,261

Micro-Cap Fund
Cost of Investments	$24,669,463
Gross Unrealized Appreciation	$5,025,398
Gross Unrealized Depreciation	($1,184,294)
Net Unrealized Appreciation
(Depreciation) on Investments	$3,841,104

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken on the Funds’ 2015 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2015:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$76,440,207	$0	$0	$76,440,207
Real Estate Investment Trusts	5,153,269	0	0	5,153,269
Money Market Funds	1,012,844	0	0	1,012,844
Total	$82,606,320	$0	$0	$82,606,320

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,515,479	$0	$0	$6,515,479
Real Estate Investment Trusts	253,059	0	0	253,059
Money Market Funds	496,052	0	0	496,052
Total	$7,264,590	$0	$0	$7,264,590

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,292,895	$0	$0	$6,292,895
Real Estate Investment Trusts	121,700	0	0	121,700
Money Market Funds	151,501	0	0	151,501
Total	$6,566,096	$0	$0	$6,566,096

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,797,590	$0	$0	$27,797,590
Money Market Funds	712,977	0	0	712,977
Total	$28,510,567	$0	$0	$28,510,567

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended March 31, 2015.  There were no transfers into or out of the levels during the period ended March 31, 2015.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended March 31, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:           5-27-15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:           5-27-15

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:           5/21/2015